Note 1 - Basis of Presentation and General Information (Details Textual) $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended		96 Months Ended
	Mar. 30, 2023 USD ($)	Mar. 31, 2024	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Jun. 30, 2024 USD ($) shares
Stock Issued During Period, Shares, Dividend Reinvestment Plan (in shares) | shares							21,599,919
Common Stock, Shares, Outstanding (in shares) | shares			119,463,224				119,463,224
Number of Container Vessels			68		68		68
Carrying Capacity of Vessels at Period End (TEU)			512,989		512,989		512,989
Number of Dry-bulk Vessels			37		42		37
Dead Weight Tonnage of Dry-bulk Vessels			2,686,841		2,604,720		2,686,841
Equity, Attributable to Noncontrolling Interest | $			$ 57,353		$ 56,229		$ 57,353
Charter Rates, Increase (Decrease) in Rates, Percentage			(62.00%)
Demand for Seaborne Dry Bulk Trade, Increase (Decrease), Compared to Previous Year, Percent		(13.00%)			75.00%	(49.00%)
LIBERIA
Number of Subsidiaries			146				146
LIBERIA | Company Incorporated Under Laws of Jersey [Member]
Number of Subsidiaries			2				2
MARSHALL ISLANDS
Number of Subsidiaries			13				13
Number of Majority Owned Subsidiaries			1				1
MARSHALL ISLANDS | Company Incorporated Under Laws of Jersey [Member]
Number of Subsidiaries			31				31
CYPRUS
Number of Subsidiaries			1				1
NEW JERSEY | Company Incorporated Under Laws of Jersey [Member]
Number of Subsidiaries			1				1
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares			1,088,601	1,181,407
Neptune [Member]
Number of Container Vessels	1
Number of Dry-bulk Vessels	3
Business Acquisition, Percentage of Voting Interests Acquired	75.00%
Payments to Acquire Businesses, Gross | $	$ 11,099
Number of Vessels	4
Neptune [Member] | Common Stock [Member]
Business Acquisition, Percentage of Voting Interests Acquired	40.00%
Neptune [Member] | Preferred Stock [Member]
Business Acquisition, Percentage of Voting Interests Acquired	79.05%
Neptune [Member]
Investment, Agreed Amount | $	$ 200,000
Konstantakopoulos Family [Member]
Percentage Ownership			63.70%				63.70%
Costamare Bulkers Inc. (“CBI”) [Member]
Number of Dry-bulk Vessels			53				53
Neptune [Member]
Equity, Attributable to Noncontrolling Interest | $	$ 34,132
Common Stock Issued to Costamare Shipping Services Ltd. [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares			299,200